Property, Equipment and Software, Net	12 Months Ended
Dec. 31, 2010
Property, Equipment and Software, Net
Property, Equipment and Software, Net

8. Property, equipment and software, net

	December 31, 2009	December 31, 2010
	RMB	RMB
Office space	81,672,831	83,103,505
Office furniture	3,763,835	14,141,806
Computers & office equipment	42,493,133	73,891,161
Game servers	144,601,569	187,738,102
Motor vehicles	6,086,068	11,699,697
Leasehold improvement	8,682,486	40,405,050
Software	17,889,285	41,640,017

Total	305,189,207	452,619,338
Less: Accumulated depreciation	(61,119,675)	(146,370,369)

Net book value	244,069,532	306,248,969

The depreciation expenses for property, equipment and software were RMB20,810,195, RMB33,685,717 and RMB70,948,008 for the years ended December 31, 2008, 2009 and 2010, respectively.